Construction contract expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Construction Contract Expenses [Line Items]
Construction contract expenses	$ 0	$ (151)	$ (315)